PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                               STRONG GROWTH FUND
                               INSTITUTIONAL CLASS


                 Supplement to the Prospectus dated May 1, 2003


STRONG GROWTH FUND
Effective June 30, 2003, Mr. Thomas C. Ognar is the sole Portfolio Manager of the Strong Growth Fund. His biography can be found on page 9 of the prospectus.


         The date of this Prospectus Supplement is June 16, 2003.







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